PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31,
	2018	2017
Cost:
Machinery and manufacturing equipment, net (1)	$263,677	$247,437
Office equipment and furniture	19,565	17,423
Motor vehicles	1,659	1,693
Buildings and leasehold improvements	115,450	111,630
Prepaid expenses related to operating lease (2)	939	939

	401,290	379,122
Accumulated depreciation:
Machinery and manufacturing equipment, net	$139,347	$121,621
Office equipment and furniture	14,368	12,331
Motor vehicles	1,203	1,226
Buildings and leasehold improvements	32,909	27,176
Prepaid expenses related to operating lease	125	115

	187,952	162,469

Depreciated cost	$213,338	$216,653

(1)	Presented net of investment grants received in the total amount of $7,223.

(2)
Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years. The Company analyzed the conditions set forth in ASC 840-10 and classified the land as an operating lease (since the land is not transferred to the Company at the end of the lease nor is there any option to buy the land from the ILA at any point). All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term). See also Note 13d.